Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues
Schedule of composition of revenues
	Year ended December 31,
	2019		2018		2017
Aeronautical services:
Domestic TUA	Ps.	3,776,401	Ps.	3,382,198	Ps.	2,801,751
International TUA		1,207,989		1,061,793		921,539
Landing charges		229,919		205,787		178,638
Platform for embarking and disembarking		150,055		136,852		119,123
Aircraft parking charges on extended stay or overnight		35,910		36,402		31,923
Domestic and international passenger and carry-on baggage check		62,970		54,570		48,762
Aerocars and jetways		48,074		47,956		44,234
Other airport services, leases and regulated access rights(3)		241,344		214,494		201,061
Total revenues from aeronautical services(1)	Ps.	5,752,662	Ps.	5,140,052	Ps.	4,347,031

	Year ended December 31,
	2019		2018		2017
Non-aeronautical services:
Commercial activities
Car parking charges	Ps.	279,463	Ps.	244,461	Ps.	200,948
Advertising(2)(3)		76,200		68,475		106,045
Retail operations(2)(3)		124,554		114,418		106,908
Food and beverage(2)(3)		144,374		120,828		101,577
Car rental operators(2)(3)		149,454		131,478		92,770
Time share developers(2)(3)		16,663		14,115		13,193
Financial services(2)(3)		10,367		9,255		7,418
Communication and services(2)(3)		16,006		15,551		13,604
Services to passenger		4,127		2,746		2,662
VIP lounges		51,176		36,649		20,453

Other services		43,542		36,607		31,420
Total revenue from commercial activities		915,926		794,583		696,998

Diversification activities:
Hotel services		357,032		344,307		340,279
OMA Carga		194,936		177,396		152,963
Real estate services		18,181		16,352		12,328
Industrial services		39,451		26,340		14,647
Other services		4,966		4,061		4,405
Total diversification activities		614,566		568,456		524,622

Complementary activities:
Leasing of space(2)(3)		83,477		74,887		73,575
Access rights		19,709		18,023		16,538
Documented baggage inspection		175,006		153,192		132,262
Other services		10,921		16,356		12,343
Total of complimentary activities		289,113		262,458		234,718
Total revenue from non-aeronautical services	Ps.	1,819,605	Ps.	1,625,497	Ps.	1,456,338
(1)	For the years ended December 31, 2019, 2018 and 2017, includes incentives given to airlines for Ps. 219,139, Ps. 87,422, and Ps. 62,048, respectively .

(2)	These revenues are considered as commercial concessions.

(3)

Revenues from commercial concessions and complementary activities are generated principally based on the terms of Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the NCPI) and/or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent are included under the caption “Commercial concessions” above.